Digital Tokens	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Digital Tokens [Abstract]
Digital Tokens

5. Digital Tokens

Digital tokens, digital tokens receivable and digital tokens payable for the periods presented consist of Props tokens received in connection with the YouNow Agreement. Given that there is limited precedent regarding the classification and measurement of cryptocurrencies and other digital tokens under current GAAP, the Company has determined to account for these tokens as indefinite-lived intangible assets in accordance with ASC 350, Intangibles-Goodwill and Other until further guidance is issued by the FASB.

Props Tokens

The Props tokens received, receivable and payable from YouNow are intangible assets that are accounted for at cost, less impairment charges. According to the guidance, a holder of utility tokens cannot only compare the carrying value to fair value at the reporting period, but instead must assess impairment daily. As a result, the Company uses the amount equal to the lowest price during the period in which the Props tokens are held as the carrying amount for purposes of testing for impairment.

During the year ended December 31, 2020, to calculate the fair value of the Props tokens received, receivable and payable pursuant to the YouNow Agreement, the Company, through a third-party valuation, used the Backsolve method, which utilizes the option pricing method to calculate the implied value of the Props tokens based on the most recent transaction price publicly available (Level 3 inputs). For purposes of the Backsolve method, the Company used a precedent transaction in which Props tokens were purchased at a price of $0.07 per Props token. The precedent transaction also included the issuance of warrants to purchase additional Props tokens at a strike price of $0.07 per Props token. Using the Backsolve method, the Company took into account the strike price of the warrants issued in the precedent transaction and then determined the allocated value of the Props tokens as though it were a basket purchase.

The implied fair value of the Props tokens represents a marketable basis of value. During the year ended December 31, 2020, the Props tokens did not have access to a liquid marketplace, and therefore a discount for lack of marketability was applied to the implied fair value using a protective put calculation. A summary of the key inputs used in the Backsolve model at December 31, 2020 are summarized as follows:

Maturity (time until an exit or liquidity)	1 year
Volatility	197.0%
Risk free rate of return	0.16%

The basic logic of the protective put approach is supported by the notion that the holder of a non-marketable security can effectively purchase liquidity by purchasing a put option on the security. Therefore, the non-marketable value of a security is its value on a marketable basis, less the value of the hypothetical put option. The put option calculation relies on the Black-Scholes option pricing model, which utilizes volatility from comparable utility tokens, an estimated time to maturity (or liquidity), and the risk-free rate commensurate with that maturity.

Digital tokens earned, receivable or payable before June 30, 2020, were recorded based on an estimated fair value of $0.02. Digital tokens earned, receivable or payable from July 1, 2020 through December 31, 2020 were recorded based on an estimated fair value of $0.039.

At December 31, 2020, the Company recorded $439,145 under digital tokens, $123,397 under digital tokens payable and $210,000 under digital tokens receivable pursuant to the YouNow Agreement.

Given the recent trading availability of Props tokens in various active markets, during the three months ended March 31, 2021, the Company calculated the fair value of digital tokens based on the observable daily quoted market prices (Level 1 inputs) on multiple international exchanges, as recorded on CoinmarketCap.

At March 31, 2021, the Company recorded $657,430 under digital tokens, $185,866 under digital tokens payable and $210,000 under digital tokens receivable pursuant to the YouNow Agreement.

7. Digital Tokens

At December 31, 2019, digital tokens consisted of XPX tokens received in connection with the ProximaX Agreement. At December 31, 2020, digital tokens and digital tokens receivable consist of Props tokens received in connection with the YouNow Agreement. Given that there is limited precedent regarding the classification and measurement of cryptocurrencies and other digital tokens under current GAAP, the Company has determined to account for these tokens as indefinite-lived intangible assets in accordance with ASC 350, Intangibles-Goodwill and Other until further guidance is issued by the FASB.

XPX Tokens

Prior to September 2019, the fair value of the Company’s XPX tokens had been based on the quoted market prices for the XPX tokens (Level 1 inputs). In September 2019, the Kryptono Exchange announced that as part of its periodic review of its listed digital assets it was determined that ProximaX no longer met its standards for continued listing. Accordingly, it delisted and ceased trading for XPX tokens on October 4, 2019. Because the value of XPX as listed on other exchanges had declined significantly, the Company recorded an impairment charge in the amount of $625,368 which is reported as a component of other income and expenses in the accompanying consolidated statements of operations for the year ended December 31, 2019.

During the year ended December 31, 2020, the Company sold 124,752,914 digital tokens for proceeds of $75,406. The recorded loss of approximately $72,800 is included under other expense, net in the consolidated statements of operations.

Props Tokens

The Props tokens received and receivable from YouNow are intangible assets that are accounted for at cost, less impairment charges. According to the guidance, a holder of utility tokens cannot only compare the carrying value to fair value at the reporting period, but instead must assess impairment daily. As a result, the Company uses the amount equal the lowest price during the period in which the Props tokens are held as the carrying amount for purposes of testing for impairment.

To calculate the fair value of the Props tokens received and receivable pursuant to the YouNow Agreement, the Company, through a third-party valuation, used the backsolve method, which utilizes the option pricing method to calculate the implied value of the Props tokens based on the most recent transaction price publicly available (Level 3 inputs). For purposes of the Backsolve method, the Company used a precedent transaction in which Props tokens were purchased at a price of $0.07 per Props token. The precedent transaction also included the issuance of warrants to purchase additional Props tokens at a strike price of $0.07 per Props token. Using the Backsolve method, the Company took into account the strike price of the warrants issued in the precedent transaction and then determined the allocated value of the Props tokens as though it were a basket purchase.

The implied fair value of the Props tokens represents a marketable basis of value. As the Props tokens do not currently have access to a liquid marketplace, a discount for lack of marketability was applied to the implied fair value using a protective put calculation. A summary of the key inputs used in the Backsolve model at December 31, 2020 are summarized as follows:

Maturity (time until an exit or liquidity)	1 year
Volatility	197.0%
Risk free rate of return	0.16%

The basic logic of the protective put approach is supported by the notion that the holder of a non-marketable security can effectively purchase liquidity by purchasing a put option on the security. Therefore, the non-marketable value of a security is its value on a marketable basis, less the value of the hypothetical put option. The put option calculation relies on the Black-Scholes option pricing model, which utilizes volatility from comparable utility tokens, an estimated time to maturity (or liquidity), and the risk-free rate commensurate with that maturity.

Digital tokens earned, receivable or payable before June 30, 2020, were recorded based on a $0.02 fair value estimated at the end of the reporting period. Digital tokens earned, receivable or payable from July 1, 2020 through December 31, 2020 were recorded based on an estimated fair value of $0.039.

At December 31, 2020, the Company recorded $439,145 under digital tokens, $123,397 under digital tokens payable and $210,000 under digital tokens receivable pursuant to the YouNow Agreement.